Equipment (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Equipment
Equipment cost	$ 44,553
Accumulated Depreciation	44,553			$ 7,682
Accumulated Depreciation, Depreciation			$ 18,435	$ 18,436
Net Book Value	$ 0	$ 0	$ 18,435